Transactions and Balances with Related Parties (Schedule of Compensation to Individuals Employed by Company) (Details) - Director [Member] € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Number of people for short-term employee Benefits	3	3	3	[1]
Number of people for post-employment Benefits	2	2	2	[1]
Number of people for Share-based payments	3	1	1	[1]
Short-term employee Benefits	€ 763	€ 880	€ 689
Post-employment Benefits	61	62	56
Share-based payments	€ 68	€ 0	€ 29

[1]	Including retired employees that were not employed throughout the entire year